John Hancock Financial Services

JOHN HANCOCK FUNDS III
601 Congress Street
Boston, Massachusetts 02210

July 25, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Funds III (the “Trust”) on behalf of:
John Hancock Rainier Growth Fund (the “Fund”)
File Nos. 333-125838; 811-21777

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for Class ADV shares of the Fund.

The interactive data files included as exhibits to this filing relate to the prospectus filed with the Securities and Exchange Commission on July 19, 2013 on behalf of the Fund pursuant to Rule 497 (Accession No. 0001133228-13-003041), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 663-4326.

Sincerely,

/s/ Andrew D. Wilkins

Andrew D. Wilkins
Assistant Secretary